Financial Instruments	6 Months Ended
Jun. 30, 2018
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Financial Instruments

NOTE 16. FINANCIAL INSTRUMENTS

a.	Accounting classifications and fair values of financial instruments

The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount								Fair value hierarchy
As of June 30, 2018 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	27,141,083	—	—	—	—	Ps.	27,141,083	—	27,141,083	—	27,141,083
Equity instrument		—	—	1,056,918	—	—		1,056,918	—	1,056,918	—	1,056,918

	Ps.	27,141,083	—	1,056,918	—	—	Ps.	28,198,001
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	109,506,710	—	Ps.	109,506,710	—	—	—	—
Accounts receivable		—	—	—	171,537,070	—		171,537,070	—	—	—	—
Investments in joint ventures, associates		—	—	—	16,938,755	—		16,938,755	—	—	—	—
Long-term notes receivable		—	—	—	149,360,776	—		149,360,776	—	—	—	—

	Ps.	—	—	—	447,343,311	—	Ps.	4 47,343,311
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(14,958,973)	—	—	—	—	Ps.	(14,958,973)	—	(14,958,973)	—	(14,958,973)

	Ps.	(14,958,973)	—	—	—	—	Ps.	(14,958,973)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(109,471,364)	Ps.	109,471,364)	—	—	—	—
Accounts payable		—	—	—	—	(21,301,855)		(21,301,855)	—	—	—	—
Debt		—	—	—	—	(2,070,332,329)		(2,070,332,329)	—	(2,099,656,515)	—	(2,099,656,515)

	Ps.	—	—	—	—	(2,201,105,548)	Ps.	(2,201,105,548)

	Carrying amount								Fair value hierarchy
As of December 31, 2017 In thousands of pesos	FVTPL		Held-to- maturity	Loans and receivables	Available- for-sale	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	30,113,454	—	—	—	—	Ps.	30,113,454	—	30,113,454	—	30,113,454
Investments in associates		—	—	—	1,056,918	—		1,056,918	—	1,056,918	—	1,056,918

	Ps.	30,113,454	—	—	1,056,918	—	Ps.	31,170,372
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	97,851,754	—	—	Ps.	97,851,754	—	—	—	—
Accounts receivable		—	—	170,645,678	—	—		170,645,678	—	—	—	—
Investments in joint ventures, associates		—	16,707,364	—	—	—		16,707,364	—	—	—	—
Long-term notes receivable		—	148,492,909	—	—	—		148,492,909	—	—	—	—

	Ps.	—	165,200,273	268,497,432	—	—	Ps.	433,697,705
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)	—	(17,745,979)	—	(17,745,979)

	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(139,955,378)	Ps.	(139,955,378)	—	—	—	—
Accounts payable		—	—	—	—	(23,211,845)		(23,211,845)	—	—	—	—
Debt		—	—	—	—	(2,037,875,071)		(2,037,875,071)	—	(2,153,383,220)	—	(2,153,383,220)

	Ps.	—	—	—	—	(2,201,042,294)	Ps.	(2,201,042,294)

b.	Fair value hierarchy

PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.

The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.

Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable assets and liabilities.

When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.

c.	Fair value of Derivative Financial Instruments (DFIs)

PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.

PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Thereby PEMEX does not have an independent third party to value its DFIs.

PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX’s business areas and accounting, such as SAP (System Applications Products). PEMEX has no policies to designate a calculation or valuation agent.

PEMEX’s DFI portfolio is composed of swaps and forwards, for which fair value is estimated by projecting future cashflows and discounting them with the corresponding discount factor; for currency options, this is done through the Black and Scholes Model, and for crude oil options, through the Levy model for Asian options.

According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. In accordance with market best practices, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

PEMEX’s related assumptions and inputs fall under Level 2 of the fair value hierarchy for market participant assumptions.

d.	DFIs’ accounting treatment and impact in the financial statements

PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as non-hedge instruments or as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.

As of June 30, 2018 and December 31, 2017, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 12,182,110 and Ps. 12,367,475, respectively. As of June 30, 2018 and December 31, 2017, PEMEX did not have any DFIs designated as hedges for accounting purposes.

All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments (cost) income, net” line item.

For the periods ended June 30, 2018 and 2017, PEMEX recognized a net (loss) gain of Ps. (9,292,906) and Ps. 20,332,885, respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.

In accordance with established policies, PEMEX has analyzed the different contracts it has entered into and has determined that according to the terms thereof, none meet the criteria necessary to be classified as embedded derivatives. Accordingly, as of June 30, 2018 and December 31, 2017, PEMEX did not recognize any embedded derivatives (foreign currency or index).